Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

4 Taxation

Taxation recognised in the Consolidated Statement of Comprehensive Income is as follows:

	2020	2019	2018
	$m	$m	$m
Current tax expense
Current year	981	1,243	711
Adjustment to prior years	(10)	66	38
Total	971	1,309	749
Deferred tax expense
Origination and reversal of temporary differences	(178)	(875)	(644)
Adjustment to prior years	(21)	(113)	(162)
Total	(199)	(988)	(806)
Taxation recognised in the profit for the period	772	321	(57)

Taxation relating to components of Other comprehensive income is as follows:

	2020	2019	2018
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	36	81	37
Net (gains)/losses on equity investments measured at fair value through other comprehensive income	(180)	(60)	30
Deferred tax charge/(credit) relating to change of tax rates	63	–	(11)
Total	(81)	21	56
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(61)	34	69
Foreign exchange arising on designated borrowings in net investment hedges	22	4	–
Deferred tax credit relating to change of tax rates	–	–	(18)
Total	(39)	38	51
Taxation relating to components of other comprehensive income	(120)	59	107

The reported tax rate in the year was 20%.

The income tax paid for the year was $1,562m which was 40% of Profit before Tax.

Taxation has been provided at current rates on the profits earned for the periods covered by the Group Financial Statements. The 2020 prior period current tax adjustment relates mainly to net reductions in provisions for tax contingencies and tax accrual to tax return adjustments. The 2019 prior period current tax adjustment relates mainly to net increases in provisions for tax contingencies and tax accrual to tax return adjustments. The 2018 prior period current tax adjustments relate mainly to net reductions in provisions for tax contingencies and tax accrual to tax return adjustments.

The 2020 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments offset by net increases in provisions for tax contingencies. The 2019 and 2018 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments.

To the extent that dividends remitted from overseas subsidiaries, joint ventures and associates are expected to result in additional taxes, appropriate amounts have been provided for. No deferred tax has been provided for unremitted earnings of Group companies overseas as these are considered permanently employed in the business of these companies. Unremitted earnings may be liable to overseas taxes and/or UK taxation (after allowing for double tax relief) if distributed as dividends. The aggregate amount of temporary differences associated with investments in subsidiaries and branches for which Deferred tax liabilities have not been recognised totalled approximately $5,742m at 31 December 2020 (2019:  $4,902m; 2018:  $8,144m).

Factors affecting future tax charges

As a group with worldwide operations, AstraZeneca is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms.

Details of the material tax exposures and items currently under audit, negotiation and review are set out in Note 29.

Tax reconciliation to UK statutory rate

The table below reconciles the UK statutory tax charge to the Group’s total tax charge/(credit):

	2020	2019	2018
	$m	$m	$m
Profit before tax	3,916	1,548	1,993
Notional taxation charge at UK corporation tax rate of 19%	744	294	379
Differences in effective overseas tax rates	(49)	(49)	18
Deferred tax charge/(credit) relating to change in tax rates[1]	138	39	(334)
Unrecognised deferred tax asset[2]	3	(16)	7
Items not deductible for tax purposes	36	92	167
Items not chargeable for tax purposes	(4)	(13)	(6)
Other items[3]	(65)	21	(164)
Adjustments in respect of prior periods[4]	(31)	(47)	(124)
Total tax charge/(credit) for the year	772	321	(57)

[1]

The 2020 item relates to the increase in the 2020 substantively enacted Dutch Corporate Income Tax rate (debit of $151m) and other (debit of $5m). In 2020, it was substantively enacted that the planned reduction in the Dutch Corporate Income Tax rate to 21.7% from 25% effective 1 January 2021 would not take place. In addition, the planned reduction in the UK corporation tax rate to 17% was not enacted with the corporation tax rate remaining at 19% (credit of $18m). The 2019 item relates to the increase in the 2019 substantively enacted Dutch Corporate Income Tax rate (debit of $66m) and other (credit of $27m). In 2019, it was substantively enacted that the Dutch Corporate Income Tax rate for the year ended 31 December 2020 would increase from 22.55% to 25% and effective 1 January 2021 would increase from 20.5% to 21.7%. The 2018 item relates to the 2018 reduction in the Dutch and Swedish Corporate Income Tax rates (credit of $297m) and other (credit of $37m).

[2]

The 2020 item includes a $22m credit arising on recognition of previously unrecognised deferred tax assets. The 2019 item includes a $27m credit arising on recognition of previously unrecognised deferred tax assets.

[3]

Other items in 2020 relate to a net credit of $65m relating to the release of tax contingencies following the expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other contingencies. Other items in 2019 relate to a charge of $309m relating to collaboration and divestment activity, a credit of $70m relating to internal transfers of intellectual property and a net credit of $218m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision for transfer pricing and other contingencies. Other items in 2018 relate to a credit of $188m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision for transfer pricing and other contingencies (charge $24m).

[4]	Further details explaining the adjustments in respect of prior periods is set out on page [190].

AstraZeneca is domiciled in the UK but operates in other countries where the tax rates and laws are different to those in the UK. The impact on differences in effective overseas tax rates on the Group’s overall tax charge is noted above. Profits arising from our manufacturing operation in Puerto Rico are granted special status and are taxed at a reduced rate compared with the normal rate of tax in that territory under a tax incentive grant continuing until 2031.

Deferred tax

The total movement in the net deferred tax balance in the year was $292m. The movements are as follows:

	Intangibles,		Pension and	Elimination of			Losses and	Accrued
	property, plant		post-retirement	unrealised profit	Untaxed		tax credits	expenses
	& equipment	[1]	benefits	on inventory	reserves	[2]	carried forward	and other	Total
	$m		$m	$m	$m		$m	$m	$m
Net deferred tax balance at 1 January 2018	(3,852)		509	831	(600)		906	400	(1,806)
Net adjustment to the opening balance of Retained earnings	–		–	–	–		–	12	12
Income statement	401		(15)	179	(4)		129	116	806
Other comprehensive income	56		26	–	–		–	31	113
Equity	–		–	–	–		–	12	12
Exchange	27		(25)	(30)	47		(27)	(36)	(44)
Net deferred tax balance at 31 December 2018	(3,368)		495	980	(557)		1,008	535	(907)
Income statement	1,055		(9)	312	(63)		(480)	173	988
Other comprehensive income	34		79	–	–		–	(30)	83
Equity	–		–	–	–		–	12	12
Exchange	14		(4)	1	22		18	1	52
Net deferred tax balance at 31 December 2019	(2,265)		561	1,293	(598)		546	691	228
Income statement	(226)		(64)	444	(92)		136	1	199
Other comprehensive income	(78)		101	–	(1)		–	72	94
Equity	–		–	–	–		–	(16)	(16)
Exchange	(58)		58	70	(110)		32	23	15
Net deferred tax balance at 31 December 2020[3]	(2,627)		656	1,807	(801)		714	771	520

[1]	Includes deferred tax on contingent consideration liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]

The US includes a net deferred tax asset of $201m as at 31 December 2020, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised.

The net deferred tax balance, before the offset of balances within countries, consists of:

	Intangibles,	Pension and	Elimination of		Losses and	Accrued
	property, plant	post-retirement	unrealised profit	Untaxed	tax credits	expenses
	& equipment	benefits	on inventory	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2018	1,071	521	1,287	–	1,103	913	4,895
Deferred tax liabilities at 31 December 2018	(4,439)	(26)	(307)	(557)	(95)	(378)	(5,802)
Net deferred tax balance at 31 December 2018	(3,368)	495	980	(557)	1,008	535	(907)
Deferred tax assets at 31 December 2019	1,091	591	1,543	–	608	959	4,792
Deferred tax liabilities at 31 December 2019	(3,356)	(30)	(250)	(598)	(62)	(268)	(4,564)
Net deferred tax balance at 31 December 2019	(2,265)	561	1,293	(598)	546	691	228
Deferred tax assets at 31 December 2020	1,061	690	2,286	–	852	1,130	6,019
Deferred tax liabilities at 31 December 2020	(3,688)	(34)	(479)	(801)	(138)	(359)	(5,499)
Net deferred tax balance at 31 December 2020	(2,627)	656	1,807	(801)	714	771	520

Analysed in the Consolidated Statement of Financial Position, after offset of balances within countries, as:

	2020	2019	2018
	$m	$m	$m
Deferred tax assets	3,438	2,718	2,379
Deferred tax liabilities	(2,918)	(2,490)	(3,286)
Net deferred tax balance	520	228	(907)

Unrecognised deferred tax assets

Deferred tax assets (DTA) of $428m (2019: $441m; 2018:  $444m) have not been recognised in respect of deductible temporary differences because it is not probable that future taxable profit will be available against which the Group can utilise the benefits therefrom.

	2020	2020	2019	2019	2018	2018
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Trading and capital losses expiring:
Within 10 years	2	–	33	9	4	1
More than 10 years	–	–	1	–	4	1
Indefinite	234	63	218	62	175	51
	236	63	252	71	183	53
Tax credits and State tax losses expiring:
Within 10 years		36		44		40
More than 10 years		255		259		281
Indefinite		74		67		70
		365		370		391
Total		428		441		444